                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08212
                                    --------------------------------------------

                           J.P. Morgan Series Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue,  New York,                     NY 10036
 -------------------------------------------------------------------------------
               (Address of principal executive offices)         (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                  ------------------------------

Date of fiscal year end:   December 31, 2004
                         -------------------------------------------------------

Date of reporting period:  September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             JPMORGAN BOND PORTFOLIO

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 105.4%

               PREFERRED STOCK -- 0.0% ^
               FINANCIAL SERVICES -- 0.0% ^
       100     Home Ownership Funding Corp., 13.33%, SDR, #, (i)                                  $        41,380
               (Cost $100,104)

PRINCIPAL
 AMOUNT
 (USD)
               U.S. TREASURY SECURITIES -- 7.0%
               U.S. Treasury Notes & Bonds,
$2,990,000       4.25%, 08/15/14 +                                                                      3,021,302
 2,000,000       7.25%, 08/15/22, @ +                                                                   2,575,156
   150,000       6.75%, 08/15/26, @ +                                                                     186,305
   175,000       5.38%, 02/15/31 +                                                                        187,469

               --------------------------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                                           5,970,232
               (Cost $5,868,230)
               --------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY SECURITIES -- 1.3%
   300,000     Federal Home Loan Mortgage Corp., 6.25%,                                                   338,328
               07/15/32 +
               Federal National Mortgage Association,
     1,000       7.00%, 07/15/05 +                                                                          1,037
   615,000       7.13%, 01/15/30 +                                                                        757,665

               --------------------------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                                  1,097,030
               (Cost $985,690)
               --------------------------------------------------------------------------------------------------

               FOREIGN GOVERNMENT SECURITIES -- 2.9%
               Federal Republic of Brazil (Brazil),
    50,000       10.00%, 08/07/11 +                                                                        55,175
    55,000       11.00%, 01/11/12                                                                          62,975
   103,530       2.13%, 04/15/12, FRN                                                                      95,894
    45,000       12.75%, 01/15/20                                                                          57,038
   225,782     Republic of Colombia (Colombia), 9.75%                                                     255,133

               04/09/11
               Republic of Ukraine (Ukraine),
   100,000       6.88%, 03/04/11, #                                                                        98,000
   570,000       7.65%, 06/11/13, Regulation S                                                            569,999
               Republic of Venezuela (Venezuela),
    85,000       8.50%, 10/08/14                                                                           83,088
    90,000       9.25%, 09/15/27                                                                           88,695
               Russian Federation (Russia),
   220,000       8.75%, 07/24/05, Regulation S                                                            229,074
   140,000       10.00%, 06/26/07, Regulation S                                                           158,200
   190,000       5.00%, 03/31/30, Regulation S, SUB                                                       182,638
               United Mexican States (Mexico),
    80,000       7.50%, 01/14/12                                                                           90,120
   100,000       5.88%, 01/15/14, Ser. A, MTN                                                             101,550
   110,000       6.63%, 03/03/15                                                                          116,600
    40,000       11.50%, 05/15/26                                                                          59,900
   165,000       8.30%, 08/15/31, MTN                                                                     187,688

               --------------------------------------------------------------------------------------------------

               Total Foreign Government Securities                                                      2,491,767
               (Cost $2,433,106)

               --------------------------------------------------------------------------------------------------
               CORPORATE NOTES & BONDS -- 37.3%
               AEROSPACE -- 0.2%
   200,000     General Dynamics Corp., 2.13%, 05/15/06                                                    197,828

               AUTOMOTIVE -- 3.0%
               DaimlerChrysler N.A. Holding Corp.,
   250,000       2.34%, 05/24/06, MTN, FRN +                                                              250,926
   110,000       7.20%, 09/01/09 +                                                                        123,812
               Ford Motor Credit Co.,
   680,000       7.88%, 06/15/10 +                                                                        758,440
   105,000       7.00%, 10/01/13                                                                          111,015
               General Motors Acceptance Corp.,
   125,000       2.60%, 05/18/06, MTN, FRN                                                                125,283
   440,000       2.51%, 01/16/07, MTN, FRN                                                                440,699
   100,000       2.58%, 03/20/07, MTN, FRN                                                                 99,942
    30,000       6.88%, 09/15/11                                                                           31,471
               General Motors Corp.,
   200,000       7.20%, 01/15/11                                                                          211,814
   110,000       8.25%, 07/15/23                                                                          115,710
   185,000       8.38%, 07/15/33                                                                          196,428
    44,000     TRW Automotive, Inc., 9.38%, 02/15/13                                                       50,270

                                                                                                  ---------------
                                                                                                        2,515,810
               BANKING -- 7.2%
    45,000     Abbey National Capital Trust I, 8.96%, to                                                   60,728
               6/30; thereafter FRN, 12/31/49 +
   170,000     ABN-Amro North American Holding Preferred Capital                                          187,538
               Repackage Trust I, 6.52%, to 11/12;
               thereafter FRN, 12/29/49, # +
   260,000     ANZ Capital Trust I, 5.36%, 12/15/53, # +                                                  262,062
   135,000     Cadets Trust, 4.80%, 07/15/13, Ser. 2003-1, # +                                            131,047
   140,000     HBOS PLC (United Kingdom), 5.38%, to                                                       142,164
               11/13; thereafter FRN, 12/31/49, #
   210,000     HBOS Treasury Services PLC (United Kingdom),                                               211,992
               3.60%, 08/15/07, MTN, #
   165,000     Industrial Bank of Korea (South Korea), 4.00%,                                             161,450
               to 05/09; thereafter FRN, 05/19/14, #
   265,000     KBC Bank Fund Trust III, 9.86%, to 11/09;                                                  327,709
               thereafter FRN, 11/29/49, #
   200,000     KeyCorp, 1.83%, 07/23/07, Ser. G, MTN, FRN                                                 199,899
   120,000     Korea First Bank (South Korea), 7.27%, to                                                  123,260
               03/14; thereafter FRN, 03/03/34, #
   155,000     Mizuho Finance Group LTD (Cayman Islands),                                                 159,918
               5.79%, 04/15/14, #
   250,000     Nordea Bank AB (Sweden), 8.95%, to                                                         301,215
               11/09; thereafter FRN, 12/31/49, #
   245,000     Northern Rock PLC (United Kingdom), 5.60%,                                                 251,024
               12/29/49, MTN, #
   295,000     Popular North America, Inc., 4.70%, 06/30/09                                               302,311
               RBS Capital Trust I,
    45,000       6.43%, to 1/34; thereafter FRN, 12/29/49                                                  45,900
   285,000       5.51%, to 9/14; thereafter FRN, 12/31/49                                                 288,996
               Royal Bank of Scotland Group PLC (United Kingdom),
   385,000       7.82%, 11/30/49, Ser. 3                                                                  406,487
    25,000       7.65%, to 09/31; thereafter FRN, 12/31/49                                                 29,822
   210,000     Skandinaviska Enskilda Banken AB (Sweden),                                                 204,561
               4.96%, to 03/14; thereafter FRN, 12/31/49, #

   160,000     Standard Chartered Bank (United Kingdom), 8.00%,                                           200,517
               05/30/31, #
   290,000     SunTrust Bank, 2.50%, 11/01/06                                                             286,964
   105,000     Swedbank (Sweden), 9.00%, to 03/10;                                                        127,780
               thereafter FRN, 12/31/49, #
   270,000     United Overseas Bank LTD (Singapore), 5.38%,                                               272,083
               to 9/14; thereafter FRN, 12/31/49, #
   390,000     U.S. Bank N.A., 2.85%, 11/15/06                                                            389,303
   200,000     Wachovia Corp., 1.71%, 07/20/07, FRN                                                       199,882
   135,000     Wells Fargo & Co, 1.99%, 03/23/07, FRN                                                     135,032
   250,000     Westpac Banking Corp. (Australia), 1.81%,                                                  249,945
               05/25/07, FRN, #
   190,000     Westpac Capital Trust III, 5.82%, to                                                       198,634
               09/13; thereafter FRN, 12/31/49, #
   290,000     Woori Bank (South Korea), 5.75%, to                                                        301,945
               03/09; thereafter FRN, 03/13/14, #

                                                                                                  ---------------
                                                                                                        6,160,168
               BROADCASTING/CABLE -- 0.3%
   210,000     Cox Communuications, Inc., 4.63%, 06/01/13 +                                               193,648
    40,000     Echostar DBS Corp., 6.38%, 10/01/11 +                                                       40,500

                                                                                                  ---------------
                                                                                                          234,148
               BUSINESS SERVICES -- 0.2%
   120,000     Cendant Corp., 7.13%, 03/15/15 +                                                           137,596

               CHEMICALS -- 0.6%
    40,000     Huntsman International LLC, 9.88%, 03/01/09                                                 44,100
   190,000     ICI Wilmington, Inc., 5.63%, 12/01/13                                                      195,251
    65,000     Lyondell Chemical Co., 10.88%, 05/01/09                                                     68,900
    65,000     PolyOne Corp., 10.63%, 05/15/10                                                             71,175
    90,000     The Dow Chemical Co., 7.38%, 11/01/29 +                                                    104,507

                                                                                                  ---------------
                                                                                                          483,933
               CONSTRUCTION -- 0.7%
   135,000     Centex Corp., 5.70%, 05/15/14 +                                                            139,221
    35,000     D.R. Horton, Inc., 8.50%, 04/15/12 +                                                        39,550
   230,000     KB Home, 5.75%, 02/01/14                                                                   228,850
   140,000     Pulte Homes, Inc., 5.25%, 01/15/14                                                         139,396
    55,000     Standard-Pacific Corp., 6.88%, 05/15/11                                                     57,750

                                                                                                  ---------------
                                                                                                          604,767
               CONSUMER SERVICES -- 0.0% ^
    40,000     Iron Mountain, Inc., 6.63%, 01/01/16                                                        39,000

               DIVERSIFIED -- 0.4%
   175,000     General Electric Capital Corp., 6.75%, 03/15/32,                                           201,409
               Ser. A, MTN
   120,000     Hutchison Whampoa International LTD (Hong Kong),                                           123,142
               6.25%, 01/24/14, #

                                                                                                  ---------------
                                                                                                          324,551
               ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.1%
    50,000     Celestica, Inc. (Canada), 7.88%, 07/01/11 +                                                 51,875

               ENTERTAINMENT/LEISURE -- 0.0% ^
    11,000     Six Flags, Inc., 8.88%, 02/01/10                                                            10,313

               ENVIRONMENTAL SERVICES -- 0.3%
               Allied Waste North America, Inc.,
   290,000       6.13%, 02/15/14 +                                                                        270,425
    20,000       7.38%, 04/15/14, Ser. B +                                                                 19,250

                                                                                                  ---------------
                                                                                                          289,675
               FINANCIAL SERVICES -- 11.3%
               American General Finance Corp.,
   340,000       3.00%, 11/15/06, Ser. H, MTN +                                                           338,033
   170,000       4.50%, 11/15/07, Ser. H, MTN +                                                           174,929
    50,000     Arch Western Finance LLC, 7.50%, 07/01/13, # +                                              53,750
   250,000     Aries Vermoegensverwaltungs (Germany), 9.60%,                                              280,625
               10/25/14, #
   440,000     The Bear Stearns Co., Inc., 1.77%, 01/16/07, Ser.                                          440,207
               B, MTN, FRN +
   335,000     Capital One Financial Corp., 8.75%, 02/01/07 +                                             373,627
   305,000     Caterpillar Financial Services Corp., 1.83%,                                               304,964
               02/26/07, Ser. F, MTN, FRN +
               CIT Group, Inc.,
   400,000       2.13%, 06/19/06, MTN, FRN +                                                              400,836
   115,000       1.94%, 05/18/07, MTN, FRN +                                                              115,012
   260,000     Citigroup, Inc., 2.04%, 03/20/06, FRN +                                                    260,404
   325,000     Countrywide Home Loans, Inc., 1.87%, 02/17/06,                                             324,980
               Ser. L, MTN, FRN +
               Goldman Sachs Group, Inc.,
   350,000       1.80%, 07/28/06, Ser. B, MTN, FRN                                                        350,067
    30,000       5.70%, 09/01/12                                                                           31,700
   225,000       5.00%, 10/01/14                                                                          222,560
   200,000       6.35%, 02/15/34                                                                          200,630
    25,000     HBOS Capital Funding LP (United Kingdom), 6.07%,                                            26,431
               to 6/14; thereafter FRN, 12/31/49, #
   425,000     Household Finance Corp., 1.86%, 02/09/07, MTN,                                             425,377
               FRN
               HSBC Capital Funding LP (Channel Islands),
   285,000       4.61%, to 06/13; thereafter FRN, 12/31/49, #                                             273,882
   100,000       9.55%, to 06/10; thereafter FRN, 12/31/49, #                                             125,946
   125,000     ING Capital Funding Trust III, 8.44%, to                                                   150,972
               12/10; thereafter FRN, 12/31/49
   150,000     John Deere Capital Corp., 1.95%, 03/16/06, Ser. D,                                         150,031
               MTN, FRN +
   350,000     Merrill Lynch & Co., Inc., 2.07%, 12/22/06, Ser. C,                                        350,562
               MTN, FRN
   195,000     Mizuho JGB Investment LLC, 9.87%, to                                                       228,865
               06/08; thereafter FRN, 12/31/49, #
   205,000     Mizuho Preferred Capital Co., LLC, 8.79%,                                                  234,366
               to 06/08; thereafter FRN, 12/31/49, #
               Morgan Stanley,
   430,000       1.73%, 01/12/07, FRN                                                                     430,537
   135,000       4.75%, 04/01/14                                                                          130,690
               Pricoa Global Funding I,
   400,000       2.10%, 12/22/06, FRN, #                                                                  400,642
   345,000       3.90%, 12/15/08, #                                                                       345,111
 1,330,000     Special Purpose Accounts Receivable Cooperative                                          1,330,001
               Corp. Trust (SPARCS), 2.07%, 05/23/05, Ser. 2003-6,
               FRN, #
   953,779     Targeted Return Index (TRAINS), 8.21%,                                                   1,025,752
               to 08/06; thereafter FRN, 08/01/15, Ser. HY-2004-1, #
   105,000     UFJ Finance AEC (Aruba), 6.75%, 07/15/13                                                   116,421

                                                                                                  ---------------
                                                                                                        9,617,910

               HEALTH CARE/HEALTH CARE SERVICES -- 0.7%
    50,000     Fresenius Medical Care Capital Trust II, 7.88%,                                             54,750
               02/01/08
   260,000     HCA, Inc., 5.25%, 11/06/08                                                                 266,220
    20,000     Medex, Inc., 8.88%, 05/15/13                                                                21,800
    60,000     Tenet Healthcare Corp., 5.00%, 07/01/07                                                     59,550
   190,000     UnitedHealth Group, Inc., 3.30%, 01/30/08                                                  188,776

                                                                                                  ---------------
                                                                                                          591,096
               HOTELS/OTHER LODGING -- 0.1%
    40,000     ITT Corp., 7.38%, 11/15/15                                                                  43,600

               INSURANCE -- 1.0%
   100,000     Arch Capital Group LTD (Bermuda), 7.35%, 05/01/34 +                                        103,559
   225,000     Aspen Insurance Holdings LTD (Bermuda), 6.00%,                                             226,524
               08/15/14, # +
    30,000     AXA (France), 8.60%, 12/15/30 +                                                             38,833
    45,000     Fund American Companies, Inc., 5.88%, 05/15/13                                              45,941
   275,000     Liberty Mutual Group, 5.75%, 03/15/14, #                                                   273,211
    80,000     Odyssey Re Holdings Corp., 7.65%, 11/01/13                                                  87,256
    90,000     Prudential Holdings LLC, 8.70%, 12/18/23, #                                                116,672

                                                                                                  ---------------
                                                                                                          891,996
               METALS/MINING -- 0.1%
    40,000     Peabody Energy Corp., 6.88%, 03/15/13, Ser. B                                               43,200

               MULTI-MEDIA -- 1.1%
   145,000     Clear Channel Communications, Inc., 5.50%,                                                 144,238
               09/15/14 +
   173,000     Comcast Cable Communications Holdings, Inc.,                                               209,501
               8.38%, 03/15/13 +
    45,000     Comcast Corp., 7.05%, 03/15/33 +                                                            49,367
    60,000     Medianews Group, Inc., 6.88%, 10/01/13                                                      61,950
    70,000     News America Holdings, Inc., 7.75%, 01/20/24                                                81,711
    75,000     Time Warner Companies, Inc., 9.15%, 02/01/23                                                96,658
   135,000     Time Warner Entertainment Co., LP, 8.38%,                                                  161,458
               03/15/23
   145,000     Time Warner, Inc., 7.63%, 04/15/31 +                                                       166,895

                                                                                                  ---------------
                                                                                                          971,778
               OFFICE/BUSINESS EQUIPMENT -- 0.0% ^
    20,000     Xerox Corp., 7.63%, 06/15/13                                                                21,600

               OIL & GAS -- 1.3%
               Amerada Hess Corp.,
    95,000       6.65%, 08/15/11 +                                                                        104,890
    35,000       7.30%, 08/15/31 +                                                                         38,153
   215,000     BP Capital Markets PLC (United Kingdom), 2.75%,                                            214,275
               12/29/06 +
    50,000     Canadian Natural Resources LTD (Canada)                                                     58,217
               (Yankee), 7.20%, 01/15/32 +
   105,000     Husky Energy, Inc. (Canada), 6.15%, 06/15/19                                               111,057
   115,000     Kerr-McGee Corp., 6.95%, 07/01/24                                                          122,553
    99,000     PEMEX Project Funding Master Trust, 8.63%,                                                 112,563
               02/01/22

   195,000     Pioneer Natural Resources Co., 5.88%, 07/15/16                                             203,495
   110,000     Valero Energy Corp., 7.50%, 04/15/32                                                       128,603

                                                                                                  ---------------
                                                                                                        1,093,806
               PACKAGING -- 0.2%
    45,000     Crown European Holdings SA (France), 9.50%,                                                 50,175
               03/01/11 +
               Owens-Brockway Glass Container, Inc.,
    85,000       8.88%, 02/15/09                                                                           92,438
    30,000       7.75%, 05/15/11                                                                           31,950

                                                                                                  ---------------
                                                                                                          174,563
               PAPER/FOREST PRODUCTS -- 0.2%
    10,000     Abitibi-Consolidated, Inc. (Canada) (Yankee),                                                9,200
               6.00%, 06/20/13 +
    10,000     Georgia-Pacific Corp., 7.38%, 07/15/08                                                      10,900
    70,000     International Paper Co., 5.85%, 10/30/12                                                    73,956
    90,000     Tembec Industries, Inc. (Canada), 8.50%, 02/01/11                                           94,050

                                                                                                  ---------------
                                                                                                          188,106
               PHARMACEUTICALS -- 0.1%
    70,000     Wyeth, 6.45%, 02/01/24                                                                      71,788

               PIPELINES -- 0.9%
               Duke Capital Corp.,
   320,000       6.25%, 02/15/13 +                                                                        344,315
   105,000       8.00%, 10/01/19 +                                                                        125,568
               Kinder Morgan Energy Partners LP,
   105,000       7.40%, 03/15/31                                                                          119,180
    65,000       7.75%, 03/15/32                                                                           76,941
    55,000       7.30%, 08/15/33                                                                           61,947
    20,000     Transcontinental Gas Pipeline Corp., 8.88%,                                                 24,325
               07/15/12, Ser. B
    20,000     Williams Companies, Inc., 8.13%, 03/15/12                                                   23,050

                                                                                                  ---------------
                                                                                                          775,326
               PRINTING & PUBLISHING -- 0.1%
    50,000     Von Hoffman Corp., 10.25%, 03/15/09                                                         55,500

               REAL ESTATE INVESTMENT TRUST -- 0.2%
   125,000     iStar Financial, Inc., 6.00%, 12/15/10                                                     130,059

               RETAILING -- 0.4%
    50,000     Ingles Markets, Inc., 8.88%, 12/01/11                                                       53,875
   275,000     Safeway, Inc., 4.13%, 11/01/08                                                             274,813

                                                                                                  ---------------
                                                                                                          328,688

               SEMI-CONDUCTORS -- 0.0% ^
    30,000     Freescale Semiconductor, Inc., 7.13%, 07/15/14, #                                           31,200

               SHIPPING/TRANSPORTATION -- 0.3%
               Norfolk Southern Corp.,
    85,000       7.80%, 05/15/27                                                                          103,959
    60,000       7.25%, 02/15/31                                                                           69,918
    50,000     Teekay Shipping Corp. (Bahamas), 8.88%,                                                     56,563
               07/15/11

                                                                                                  ---------------
                                                                                                          230,440
               STEEL -- 0.1%
    55,000     United States Steel Corp., 9.75%, 05/15/10                                                  62,975

               TELECOMMUNICATIONS -- 3.4%
               AT&T Wireless Services, Inc.,
   160,000       7.88%, 03/01/11 +                                                                        189,567
   110,000       8.75%, 03/01/31 +                                                                        144,433
   115,000     British Telecom PLC (United Kingdom), 8.38%,                                               138,673
               12/15/10 +
   265,000     Deutsche Telekom International Finance BV (The                                             271,182
               Netherlands), 5.25%, 07/22/13 +
               France Telecom (France),
   110,000       8.50%, 03/01/11                                                                          131,679
   105,000       9.25%, 03/01/31                                                                          139,215
    40,000     Nextel Communications, Inc., 7.38%, 08/01/15                                                43,000
    65,000     Qwest Corp., 9.13%, 03/15/12, #                                                             71,500
   225,000     Rogers Wireless Communications, Inc. (Canada),                                             207,000
               6.38%, 03/01/14
   215,000     SBC Communications, Inc., 5.63%, 06/15/16                                                  219,715
               Sprint Capital Corp.,
   220,000       6.00%, 01/15/07                                                                          232,874
   135,000       8.75%, 03/15/32                                                                          171,341
   120,000     TCI Communications, Inc., 7.88%, 02/15/26                                                  140,850
               Telecom Italia Capital SA (Luxembourg),
   130,000       4.00%, 11/15/08, #                                                                       130,731
   245,000       4.00%, 01/15/10, #                                                                       243,146
   100,000     Verizon Global Funding Corp., 7.38%, 09/01/12                                              116,776
               Verizon New York, Inc.,
   175,000       6.88%, 04/01/12, Ser. A                                                                  194,606
   120,000       7.38%, 04/01/32, Ser. B                                                                  133,518

                                                                                                  ---------------
                                                                                                        2,919,806
               TRANSPORTATION -- 0.5%
   400,000     CSX Corp., 1.99%, 08/03/06, FRN +                                                          399,870

               UTILITIES -- 2.3%
   140,000     Alabama Power Co., 2.80%, 12/01/06, Ser. Y +                                               139,240
   100,000     Arizona Public Service Co., 4.65%, 05/15/15 +                                               95,875
    50,000     Calpine Corp., 8.75%, 07/15/13, # +                                                         37,750
   280,000     Dominion Resources, Inc., 7.20%, 09/15/14, Ser. A +                                        319,451
   125,000     DTE Energy Co., 6.38%, 04/15/33 +                                                          127,048
   235,000     Nisource Finance Corp., 6.15%, 03/01/13                                                    254,747
   225,000     Pacific Gas & Electric Co., 2.30%, 04/03/06, FRN                                           225,207
   155,000     PacifiCorp, 4.30%, 09/15/08                                                                157,300
               Pepco Holdings, Inc.,
    25,000       6.45%, 08/15/12                                                                           27,214
   100,000       7.45%, 08/15/32                                                                          115,571
               PSEG Power LLC,
   205,000       5.50%, 12/01/15                                                                          205,001
   120,000       8.63%, 04/15/31                                                                          153,667
    65,000     Reliant Resources, Inc., 9.50%, 07/15/13                                                    70,606

                                                                                                  ---------------
                                                                                                        1,928,677

               --------------------------------------------------------------------------------------------------
               Total Corporate Notes & Bonds                                                           31,621,648
               (Cost $30,814,384)
               --------------------------------------------------------------------------------------------------

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 31.2%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.7%
   500,000     Adjustable Rate Mortgage Trust, 2.24%, 12/25/34,                                           500,000
               Ser. 2004-1, Class 9A2, FRN +
               Countrywide Home Loans, Inc.,

 1,430,000       6.25%, 10/25/32, Ser. 2002-22, Class A20 +                                             1,470,231
   761,389       5.50%, 08/25/33, Ser. 2003-29, Class A1 +                                                766,854
               Federal Home Loan Mortgage Corp.,
   450,000       4.50%, 02/15/11, Ser. 2760, Class GI, IO +                                                30,658
   654,158       5.00%, 10/15/23, Ser. 2781, Class PI, IO +                                                64,199
   992,283       5.00%, 02/15/34, Ser. 2743, Class OZ +                                                   992,958
 3,591,187       5.29%, 02/15/34, Ser. 2813, Class SB, IO, FRN +                                          370,240
               Federal National Mortgage Association,
   239,039       5.75%, 06/25/29, Ser. 2002-57, Class DM +                                                239,862
 1,424,095       5.26%, 10/25/31, Ser. 2004-61, Class TS, IO, FRN +                                       123,718
               Government National Mortgage Association,
   304,609       5.50%, 04/20/25, Ser. 2004-46, Class IH, IO                                               24,593
   430,000       5.50%, 01/20/27, Ser. 2004-39, Class IM, IO                                               42,924
   704,992       5.50%, 10/20/27, Ser. 2004-44, Class PK, IO                                               81,028
   250,000     Granite Mortgages PLC (United Kingdom), 1.98%,                                             249,925
               09/20/44, Ser. 2004-3, Class 1A3, FRN
   497,559     Impac Secured Assets Corp., 2.24%, 12/25/34, Ser.                                          497,559
               2004-3, Class 1A4, FRN
   498,238     Indymac Index Mortgage Loan Trust, 2.28%,                                                  498,238
               09/25/34, Ser. 2004-AR7, Class A1, FRN
   246,655     Medallion Trust (Australia), 1.88%, 05/25/35, Ser.                                         246,655
               2004-1G, Class A1, FRN
               RESI Finance LP (Cayman Islands),
   392,124       3.29%, 07/10/35, Ser. 2003-B, Class B3, FRN, #                                           399,109
   532,778       3.14%, 09/10/35, Ser. 2003-C, Class B3, FRN, #                                           541,768
    98,663       3.34%, 09/10/35, Ser. 2003-C, Class B4, FRN, #                                           100,327
   513,604       3.04%, 12/10/35, Ser. 2003-D, Class B3, FRN, #                                           515,606
   167,909       3.24%, 12/10/35, Ser. 2003-D, Class B4, FRN, #                                           168,557
   452,991     Residential Funding Mortgage Securities I, 6.25%,                                          456,589
               01/25/32, Ser. 2002-S1, Class A4
   246,613     RMAC (United Kingdom), 1.98%, 12/12/20, Ser.                                               246,613
               2004-NS1A, Class A1B, FRN, #
   101,003     SACO I, Inc., 7.00%, 08/25/36, Ser. 1997-2, Class                                          102,061
               1A5, # +
   677,969     Washington Mutual, 2.28%, 07/25/44, Ser.                                                   680,056
               2004-AR10, Class A1A, FRN
   590,000     Wells Fargo Mortgage Backed Securities Trust,                                              592,245
               6.00%, 03/25/32, Ser. 2002-7, Class 2A6

                                                                                                  ---------------
                                                                                                       10,002,573
               MORTGAGE BACKED PASS-THROUGH SECURITIES -- 19.5%
               Federal National Mortgage Association,
 2,000,000       4.50%, 10/25/19, TBA                                                                   1,992,500
 3,500,000       5.00%, 10/25/19, TBA                                                                   3,554,688
 2,000,000       5.50%, 10/25/19, TBA                                                                   2,066,250
 2,000,000       5.50%, 11/25/34, TBA                                                                   2,020,000
 3,300,000       6.00%, 12/25/34, TBA                                                                   3,388,688
 3,500,000     Government National Mortgage Association, 6.00%,                                         3,626,874
               10/15/34, TBA

                                                                                                  ---------------
                                                                                                       16,649,000

               --------------------------------------------------------------------------------------------------
               Total Residential Mortgage Backed Securities                                            26,651,573
               (Cost $26,629,713)
               --------------------------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.0%
   185,000     Calwest Industrial Trust, 2.14%, 02/15/12, Ser.                                            185,146
               2002-CALW, Class AFL, FRN, # +
   880,000     Capital One Multi-Asset Execution Trust, 3.01%,                                            909,699
               12/15/10, Ser. 2003-A, FRN, # +
   460,400     Goldman Sachs Mortgage Securities II, 1.91%,                                               460,619

               11/15/15, Ser. 2003-FL6A, Class A1, FRN, #
   122,118     LB Commercial Conduit Mortgage Trust, 7.11%,                                               129,156
               10/15/32, Ser. 1999-C2, Class A1

               --------------------------------------------------------------------------------------------------
               Total Commercial Mortgage Backed Securities                                              1,684,620
               (Cost $1,671,000)
               --------------------------------------------------------------------------------------------------

               ASSET BACKED SECURITIES -- 23.7%
               American Express Credit Account Master Trust,
   500,000       2.11%, 12/15/08, Ser. 2001-6, Class B, FRN +                                             501,519
   575,000       2.26%, 02/15/12, Ser. 2004-C, Class C, FRN, # +                                          575,000
               AmeriCredit Automobile Receivables Trust,
   165,000       2.75%, 10/06/07, Ser. 2003-CF, Class A3 +                                                165,387
   420,000       1.92%, 12/06/07, Ser. 2003-DM, Class A3B, FRN +                                          420,868
   270,000       3.48%, 05/06/10, Ser. 2003-CF, Class A4 +                                                272,506
   225,000       2.84%, 08/06/10, Ser. 2003-DM, Class A4 +                                                224,028
   335,000     Capital Auto Receivables Asset Trust, 1.96%,                                               327,844
               01/15/09, Ser. 2003-2, Class A4A +
               Capital One Auto Finance Trust,
   750,000       2.98%, 04/01/09, Ser. 2004-B, Class A3                                                   749,990
   125,000       3.18%, 09/15/10, Ser. 2003-B, Class A4 +                                                 124,777
   300,000       1.86%, 03/15/11, Ser. 2004-A, Class A4, FRN +                                            299,990
               Capital One Master Trust,
   320,000       2.56%, 08/15/08, Ser. 2000-4, Class C, FRN, # +                                          320,832
   500,000       4.60%, 08/17/09, Ser. 2001-8A, Class A +                                                 515,712
   600,000     Capital One Multi-Asset Execution Trust, 3.65%,                                            598,939
               07/15/11, Ser. 2003-A4, Class A4 +
   255,000     Carmax Auto Owner Trust, 3.07%, 10/15/10, Ser.                                             253,974
               2003-2, Class A4 +
               Citibank Credit Card Issuance Trust,
   440,000       2.91%, 03/20/08, Ser. 2003-C2, Class C2, FRN +                                           443,977
   545,000       2.50%, 04/07/08, Ser. 2003-A5, Class A +                                                 543,007
   294,791     Citigroup Mortgage Loan Trust, Inc., 2.22%,                                                295,570
               12/25/33, Ser. 2003-HE3, Class A, FRN +
               Countrywide Asset-Backed Certificates,
   210,000       3.61%, 04/25/30, Ser. 2003-5, Class AF3 +                                                210,799
   190,000       5.41%, 01/25/34, Ser. 2003-5, Class MF1 +                                                195,091
   120,000       2.34%, 03/25/34, Ser. 2004-1, Class M1, FRN +                                            120,383
   100,000       2.39%, 03/25/34, Ser. 2004-1, Class M2, FRN +                                            100,078
   237,384       2.12%, 04/25/34, Ser. 2004-1, Class 3A, FRN +                                            237,678
   350,000     Countrywide Home Equity Loan Trust, 2.19%,                                                 350,000
               11/15/29, Ser. 2004-K, Class A2, FRN +
   560,000     Daimler Chrysler Auto Trust, 2.88%, 10/08/09, Ser.                                         559,619
               2003-A, Class A4 +
   320,000     Discover Card Master Trust I, 1.81%, 05/16/07, Ser.                                        320,034
               2002-5, Class A, FRN +
 1,125,000     Honda Auto Receivables Owner Trust, 2.79%,                                               1,118,603
               03/16/09, Ser. 2003-4, Class A4
   780,000     Household Automotive Trust, 4.37%, 12/17/08, Ser.                                          789,372
               2001-3, Class A4
   476,754     Household Mortgage Loan Trust, 2.16%, 01/20/34,                                            476,759
               Ser. 2004-HC1, Class A, FRN
               Long Beach Mortgage Loan Trust,
   457,538       2.16%, 07/25/33, Ser. 2003-3, Class A, FRN                                               457,824
   448,017       2.18%, 08/25/33, Ser. 2003-4, Class AV3, FRN                                             448,427
   300,000       2.52%, 08/25/33, Ser. 2003-4, Class M1, FRN                                              301,985
   497,987       2.14%, 02/25/34, Ser. 2004-1, Class A3, FRN                                              498,105
   190,000       2.34%, 02/25/34, Ser. 2004-1, Class M1, FRN                                              190,550
   125,000       2.39%, 02/25/34, Ser. 2004-1, Class M2, FRN                                              125,052
   250,000       2.10%, 07/25/34, Ser. 2004-3, Class A3, FRN                                              250,000
   250,000       2.41%, 07/25/34, Ser. 2004-3, Class M1, FRN                                              250,000

   155,000     M&I Auto Loan Trust, 2.97%, 04/20/09, Ser. 2003-1,                                         154,488
               Class A4
   275,000     MBNA Credit Card Master Note Trust, 2.91%,                                                 281,454
               12/15/13, Ser. 2001-C2, Class C2, FRN, #
   255,000     Morgan Stanley Auto Loan Trust, 2.17%, 04/15/11,                                           251,097
               Ser. 2003-HB1, Class A2
   260,000     Onyx Acceptance Grantor Trust, 2.66%, 05/17/10,                                            257,768
               Ser. 2003-C, Class A4
               Option One Mortgage Loan Trust,
   255,756       2.26%, 02/25/33, Ser. 2003-1, Class A2, FRN                                              256,612
   163,240       2.16%, 07/01/33, Ser. 2003-5, Class A2, FRN                                              163,333
               Residential Asset Securities Corp.,
   111,345       2.09%, 07/25/32, Ser. 2002-KS4, Class AIIB, FRN                                          111,258
   278,213       2.13%, 07/25/33, Ser. 2003-KS5, Class AIIB, FRN                                          278,298
   254,153       2.16%, 11/25/33, Ser. 2003-KS9, Class A2B, FRN                                           254,347
               SLM Student Loan Trust,
 1,000,000       1.93%, 12/15/12, Ser. 2003-12, Class A2, FRN                                           1,000,743
   905,000       2.99%, 12/15/22, Ser. 2003-11, Class A5, #                                               901,551
   230,000     Triad Auto Receivables Owner Trust, 3.20%,                                                 229,589
               12/13/10, Ser. 2003-B, Class A4
               Volkswagon Auto Loan Enhanced Trust,
   805,000       1.93%, 01/20/10, Ser. 2003-1, Class A4                                                   788,348
   270,000       2.94%, 03/22/10, Ser. 2003-2, Class A4                                                   268,851
               Wachovia Asset Securitization, Inc.,
   221,688       2.27%, 12/25/32, Ser. 2002-HE2, Class A, FRN                                             222,388
   327,927       2.10%, 07/25/33, Ser. 2003-HE2, Class AII1, FRN                                          328,167
   612,927       2.09%, 11/25/33, Ser. 2003-HE3, Class A, FRN                                             612,177
   195,000     WFS Financial Owner Trust, 3.15%, 05/20/11, Ser.                                           194,919
               2003-4, Class A4

               --------------------------------------------------------------------------------------------------
               Total Asset Backed Securities                                                           20,189,667
               (Cost $20,251,995)

-----------------------------------------------------------------------------------------------------------------
             Total Long-Term Investments                                                               89,747,917
             (Cost $ 88,754,222)
-----------------------------------------------------------------------------------------------------------------

  UNITS
-----------------------------------------------------------------------------------------------------------------
             SHORT - TERM INVESTMENTS - 16.6%

               OPTION -- 0.0% ^
         6     Put Option on 10 Year Treasury Note, strike price of                                         5,438
               113.00, expiring 10/22/04. (Cost $6,584)

PRINCIPAL
 AMOUNT
 (USD)
               COMMERCIAL PAPER -- 6.4%
               ASSET BACKED SECURITIES -- 3.4%
   500,000     Compass Securitization LLC, 1.82%, 11/26/04 +                                              498,547
 1,575,000     Fairway Finance Corp., 1.82%, 12/14/04 +                                                 1,568,873
   600,000     Hatteras Funding Corp., 1.66%, 11/08/04 +                                                  598,865
   250,000     K2 (USA) LLC, 1.52%, 10/04/04 +                                                            249,957

                                                                                                  ---------------
                                                                                                        2,916,242
               BANKING -- 2.7%
 1,285,000     Natexis Banques Populaires (France), 1.68%,                                              1,281,651
               11/22/04 +
 1,000,000     Nationwide Building Society (United Kingdom),                                              996,230
               1.81%, 12/13/04 +

                                                                                                  ---------------

                                                                                                        2,277,881
               FINANCIAL SERVICES -- 0.3%
   250,000     Govco, Inc., 1.82%, 12/06/04 +                                                             249,145

               --------------------------------------------------------------------------------------------------
               Total Commercial Paper                                                                   5,443,268
               (Cost $5,443,968)
               --------------------------------------------------------------------------------------------------

  SHARES
               MONEY MARKET FUND -- 10.2%
 8,714,049     JPMorgan Prime Money Market Fund (a) +                                                   8,714,049
               (Cost $8,714,049)

-----------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments                                                            14,162,755
               (Cost $ 14,164,601)

-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 122.0%                                                        $   103,910,672
               (COST $102,918,823)
               LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%                                        (18,728,312)

               NET ASSETS - 100.0%                                                                     85,182,360

-----------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $85,182,360.

FUTURES CONTRACTS

                                                                      NOTIONAL         UNREALIZED
  NUMBER                                                              VALUE AT        APPRECIATION
    OF                                              EXPIRATION         9/30/04       (DEPRECIATION)
 CONTRACTS     DESCRIPTION                             DATE             (USD)            (USD)
---------------------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING
    64         5 Year Treasury Notes              December, 2004    $    7,088,000     $   8,667
    20         Euro-SHATZ                         December, 2004         2,630,929         3,384
    18         10 Year Treasury Bonds             December, 2004         1,562,404        (9,821)
    18         2 Year Treasury Notes              December, 2004         3,802,219        (1,250)
     9         Euro-BOBL                          December, 2004         1,246,235         2,620

               SHORT FUTURES OUTSTANDING

   (1)         10 Year Japanese Government Bond   December, 2004        (1,251,826)      (14,347)
   (4)         Treasury Bonds                     December, 2004          (448,875)       (9,811)
   (8)         Eurodollar                         December, 2004           (19,214)          (31)
  (10)         Euro-BUND                          December, 2004        (1,436,373)       (3,576)
  (10)         10 Year Treasury Notes             December, 2004        (1,126,250)        5,059

OPTIONS

 UNITS   PUT OPTIONS WRITTEN                                                                    VALUE
--------------------------------------------------------------------------------------------------------
 (12)    Put Option on 10 Year Treasury Note, strike price of 112.00, expiring 10/22/04.     $    (5,250)

SWAP CONTRACTS

                                                                                UNDERLYING               UNREALIZED
                                                            EXPIRATION           NOTIONAL               APPRECIATION
DESCRIPTIONS                                                   DATE               VALUE                (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap - rate lock with Barclays Bank PLC, on 2 Year
Forward Contract, rate less 2.85%, the Portfolio pays
positive, receives negative.                                10/06/04        $         6,300,000        $       (13,039)

Swap - rate lock with Barclays Bank PLC, on 5 Year
Forward Contract, price less 3.82%, the Portfolio pays
negative, receives positive.                                10/06/04                  4,990,000                 (2,345)

Swap - rate lock with Barclays Bank PLC, on 10 Year
Forward Contract, price less 4.61%, the Portfolio pays
positive, receives negative.                                10/06/04                  1,635,000                  7,278

Swap - price lock with UBS AG, on U.S. Treasury Note,
4.25%, 08/15/14, price less 101.93, the Portfolio pays
negative, receives positive.                                10/07/04                    610,000                (11,235)

Swap - price lock with Bank of America, on U.S. Treasury
Note, 4.38%, 08/15/12, price less 102.65, the Portfolio
pays positive, receives negative.                           10/19/04                  3,240,000                (15,975)

Swap - price lock with Lehman Brothers Special
Financing, on U.S. Treasury Note, 4.75%, 05/15/14, price
less 104.23, the Portfolio pays positive, receives
negative.                                                   10/21/04                  3,390,000                (15,800)

Total Return Swap with Bank of America on Bank of
America AAA 10 Year CMBS Index, the Portfolio pays 1
month LIBOR, minus 73.00 bps.                               11/01/04                  2,700,000                 12,112

Swap - price lock with Citibank N.A., on U.S. Treasury
Note, 3.63%, 07/15/09, price less 101.38, the Portfolio
pays negative, receives positive.                           11/02/04                  1,820,000                 (6,172)

Swap - spread lock with Morgan Stanley Capital Services,
on 10 Year Swap Spread, the Portfolio pays negative,
receives positive.                                          11/15/04                  2,045,000                 (3,090)

Swap - spread Lock with Morgan Stanley Capital
Services, on 5 Year Swap Spread, the Portfolio pays
negative, receives positive.                                11/15/04                  3,615,000                 (3,402)

Total Return Swap with Lehman Brothers Special
Financing on Lehman AAA 8.5 Year CMBS Index, the
Portfolio pays 1 month LIBOR, minus 45.00 bps.              01/01/05                  2,000,000                  7,268

Total Return Swap with UBS AG on Lehman AAA 8.5
Year CMBS Index, the Portfolio pays 1 month LIBOR,
minus 77.00 bps.                                            01/01/05                  1,500,000                  7,069

Total Return Swap with Bank of America on Bank of
America AAA 10 Year CMBS Index, the Portfolio pays 1
month LIBOR, minus 70.00 bps.                               01/01/05                  3,310,000                 14,766

Swap - Forward Rate Agreement with Citibank N.A., the
Portfolio pays 3 month LIBOR, receives 2.21%.               03/16/05                 27,390,000                 (6,577)

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Portfolio pays 3 month LIBOR,
receives 3.65%.                                             12/21/05                 62,725,000                131,468

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Portfolio pays 4.24%, receives 3
month LIBOR.                                                06/21/06                 62,725,000               (171,404)

Interest Rate Swap with UBS AG, the Portfolio pays
4.42%, receives 3 month LIBOR                               10/12/14                    610,000                 13,767

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                                  GROSS                   GROSS                       NET UNREALIZED
  AGGREGATE                     UNREALIZED              UNREALIZED                     APPRECIATION
    COST                       APPRECIATION            DEPRECIATION                   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
$ 102,918,823               $        1,271,320        $     (279,471)               $        991,849

ABBREVIATIONS:

#               - All or a portion of this security is a 144A or private
                  placement security and can only be sold to qualified institutional buyers.
@               - Security is fully or partially segregated with brokers as initial margin for futures contracts.
+               - All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities, options or swaps.
^               - Amount rounds to less than 0.1%.
(a)             - Affiliated. Money market fund registered under the Investment
                  Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(i)             - Security is considered illiquid and may be difficult to sell.
FRN             - Floating Rate Note. The rate shown is the rate in effect as of
                  September 30, 2004.
IO              - Interest Only.
MTN             - Medium Term Note.
Regulation S    - Securities registered under the Securities Act of 1933.
SDR             - Step Down Rate. The dividend rate shown is the rate in effect as of September 30, 2004.
Ser.            - Series.
SUB             - Step-Up Bond. The rate shown is the rate in effect as of
                  September 30, 2004.
TBA             - To be announced.

FOR A DESCRIPTION OF THE PORTFOLIO'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE PORTFOLIO'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                  JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  SHARES       ISSUER                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS- 98.6%

               COMMON STOCKS -- 98.6%
               AEROSPACE -- 2.0%
    26,225     Raytheon Co.                                                                       $       996,026

               BANKING -- 3.1%
    36,250     Bank of America Corp.                                                                    1,570,713

               BIOTECHNOLOGY -- 1.4%
    12,525     Amgen, Inc. *                                                                              709,917

               BUSINESS SERVICES -- 2.3%
    42,075     Accenture LTD (Bermuda), Class A *                                                       1,138,129

               CHEMICALS -- 2.5%
    29,650     Praxair, Inc.                                                                            1,267,241

               COMPUTER NETWORKS -- 2.0%
    56,350     Cisco Systems, Inc. *                                                                    1,019,935

               COMPUTER SOFTWARE -- 4.3%
    69,625     Microsoft Corp.                                                                          1,925,131
    22,700     Oracle Corp. *                                                                             256,056

                                                                                                  ---------------
                                                                                                        2,181,187
               COMPUTERS/COMPUTER HARDWARE -- 4.5%
    50,900     Hewlett-Packard Co.                                                                        954,375
     8,400     International Business Machines Corp.                                                      720,216
     6,950     Lexmark International, Inc., Class A *                                                     583,870

                                                                                                  ---------------
                                                                                                        2,258,461
               CONSUMER PRODUCTS -- 3.0%
    23,550     Altria Group, Inc.                                                                       1,107,792
     7,400     Procter & Gamble Co.                                                                       400,488

                                                                                                  ---------------
                                                                                                        1,508,280
               DIVERSIFIED -- 8.1%
    67,900     General Electric Co.                                                                     2,280,081
    58,500     Tyco International LTD (Bermuda)                                                         1,793,610

                                                                                                  ---------------
                                                                                                        4,073,691
               FINANCIAL SERVICES -- 11.7%
    16,000     American Express Co.                                                                       823,360
    41,125     Citigroup, Inc.                                                                          1,814,434
    24,925     Freddie Mac                                                                              1,626,107
    20,800     Morgan Stanley                                                                           1,025,440
    15,550     Washington Mutual, Inc.                                                                    607,694

                                                                                                  ---------------
                                                                                                        5,897,035

               FOOD/BEVERAGE PRODUCTS -- 3.1%
    25,325     Kraft Foods, Inc., Class A                                                                 803,309
    18,625     The Coca-Cola Co.                                                                          745,931

                                                                                                  ---------------
                                                                                                        1,549,240
               HEALTH CARE/HEALTH CARE SERVICES -- 4.4%
    13,900     Boston Scientific Corp. *                                                                  552,247
    12,100     Guidant Corp.                                                                              799,084
    22,150     HCA, Inc.                                                                                  845,023

                                                                                                  ---------------
                                                                                                        2,196,354
               INSURANCE -- 5.3%
    12,750     AMBAC Financial Group, Inc.                                                              1,019,363
     9,800     RenaissanceRe Holdings LTD (Bermuda)                                                       505,484
    12,900     The Allstate Corp.                                                                         619,071
    14,400     Willis Group Holdings LTD (United Kingdom)                                                 538,560

                                                                                                  ---------------
                                                                                                        2,682,478
               MANUFACTURING -- 0.5%
     4,225     Cooper Industries LTD, Class A                                                             249,275

               METALS/MINING -- 1.5%
    21,950     Alcoa, Inc.                                                                                737,301

               MULTI-MEDIA -- 5.4%
    26,075     Comcast Corp., Special Class A *                                                           728,014
     7,475     Gannett Co., Inc.                                                                          626,106
    11,800     The E.W. Scripps Co., Class A                                                              563,804
    23,250     Viacom, Inc., Class B                                                                      780,270

                                                                                                  ---------------
                                                                                                        2,698,194
               OIL & GAS -- 7.0%
    33,200     ChevronTexaco Corp.                                                                      1,780,848
    14,450     ConocoPhillips                                                                           1,197,183
    17,900     GlobalSantaFe Corp.                                                                        548,635

                                                                                                  ---------------
                                                                                                        3,526,666
               PHARMACEUTICALS -- 8.8%
     8,800     Eli Lilly & Co.                                                                            528,440
    26,350     Johnson & Johnson                                                                        1,484,295
    45,260     Pfizer, Inc.                                                                             1,384,955
    10,425     Sepracor, Inc. *                                                                           508,532
    14,300     Wyeth                                                                                      534,820

                                                                                                  ---------------
                                                                                                        4,441,042
               PIPELINES -- 1.4%
    74,650     El Paso Corp.                                                                              686,034

               RESTAURANTS/FOOD SERVICES -- 1.1%
    19,375     McDonald's Corp.                                                                           543,081

               RETAILING -- 7.2%
    25,425     CVS Corp.                                                                                1,071,154
    15,225     Home Depot, Inc.                                                                           596,820
    30,025     Safeway, Inc. *                                                                            579,783
    21,700     The TJX Companies, Inc.                                                                    478,268

    17,100     Wal-Mart Stores, Inc.                                                                      909,720

                                                                                                  ---------------
                                                                                                        3,635,745
               SEMI-CONDUCTORS -- 3.1%
    41,950     Altera Corp. *                                                                             820,962
    18,500     Analog Devices, Inc.                                                                       717,430
     1,200     Intel Corp.                                                                                 24,072

                                                                                                  ---------------
                                                                                                        1,562,464
               TELECOMMUNICATIONS -- 2.2%
    27,625     Verizon Communications, Inc.                                                             1,087,873

               TEXTILES -- 1.1%
     7,000     Mohawk Industries, Inc. *                                                                  555,730

               UTILITIES -- 1.6%
    19,300     Pinnacle West Capital Corp.                                                                800,950

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                     49,573,042
               (Cost $42,327,062)

-----------------------------------------------------------------------------------------------------------------
        SHORT - TERM INVESTMENTS - 1.5%

               MONEY MARKET FUND -- 1.5%
   743,349     JPMorgan Prime Money Market Fund (a)                                                       743,349
               (Cost $743,349)

-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%                                                             50,316,391
               (COST $43,070,411)
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                            (66,907)

               NET ASSETS -- 100.0%                                                                    50,249,484

-----------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $50,249,484.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                            GROSS                  GROSS                NET UNREALIZED
    AGGREGATE             UNREALIZED             UNREALIZED              APPRECIATION
      COST               APPRECIATION           DEPRECIATION            (DEPRECIATION)
--------------------------------------------------------------------------------------
$   43,070,411          $    8,203,852         $      (957,872)        $     7,245,980

ABBREVIATIONS:

*      - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE PORTFOLIO'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE PORTFOLIO'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                        JPMORGAN SMALL COMPANY PORTFOLIO

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN SMALL COMPANY PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
  LONG - TERM INVESTMENTS - 97.5%

               COMMON STOCKS -- 97.5%
               AEROSPACE -- 2.6%
    11,400     Alliant Techsystems, Inc. *                                                        $       689,700
    17,500     Curtiss-Wright Corp.                                                                     1,001,525

                                                                                                  ---------------
                                                                                                        1,691,225
               APPAREL -- 3.0%
    20,000     Kenneth Cole Productions, Inc., Class A                                                    562,800
    29,270     Quiksilver, Inc. *                                                                         744,043
    11,500     Timberland Co., Class A *                                                                  653,200

                                                                                                  ---------------
                                                                                                        1,960,043
               AUTOMOTIVE -- 3.8%
    13,900     Bandag, Inc.                                                                               608,820
    11,535     Lithia Motors, Inc., Class A                                                               245,234
    11,800     Oshkosh Truck Corp.                                                                        673,308
     8,400     Polaris Industries, Inc.                                                                   468,888
    13,800     Winnebago Industries, Inc.                                                                 478,032

                                                                                                  ---------------
                                                                                                        2,474,282
               BANKING -- 7.7%
     5,300     Alabama National Bancorp                                                                   317,311
     9,100     Bank of the Ozarks, Inc.                                                                   270,543
    12,100     Boston Private Financial Holdings, Inc.                                                    302,016
    29,800     East-West Bancorp, Inc.                                                                  1,000,982
    17,600     Hancock Holding Co.                                                                        559,504
    17,700     Hudson United Bancorp                                                                      652,245
     6,936     MB Financial, Inc.                                                                         274,943
    25,000     Sterling Bancshares, Inc.                                                                  336,250
    11,300     The South Financial Group, Inc.                                                            318,660
    14,900     UCBH Holdings, Inc.                                                                        582,143
     7,300     Wintrust Financial Corp.                                                                   418,144

                                                                                                  ---------------
                                                                                                        5,032,741
               BIOTECHNOLOGY -- 0.6%
    18,100     Serologicals Corp. *                                                                       422,273

               BROADCASTING/CABLE -- 0.3%
    29,300     Sinclair Broadcast Group, Inc., Class A                                                    213,890

               BUSINESS SERVICES -- 1.6%
    12,400     Banta Corp.                                                                                492,900
    66,600     MPS Group, Inc. *                                                                          560,106

                                                                                                  ---------------
                                                                                                        1,053,006

               CHEMICALS -- 3.0%
    16,000     Albemarle Corp.                                                                            561,440
    20,700     Georgia Gulf Corp.                                                                         923,013
    17,900     Spartech Corp.                                                                             449,290

                                                                                                  ---------------
                                                                                                        1,933,743
               COMPUTER NETWORKS -- 2.8%
    18,600     Anixter International, Inc.                                                                652,674
    14,600     Avocent Corp. *                                                                            380,038
    15,700     Micros Systems, Inc. *                                                                     786,099

                                                                                                  ---------------
                                                                                                        1,818,811
               COMPUTER SOFTWARE -- 4.2%
    17,815     CACI International, Inc., Class A *                                                        940,276
    20,200     FileNet Corp. *                                                                            352,692
    12,300     Hyperion Solutions Corp. *                                                                 418,077
    25,300     Intergraph Corp. *                                                                         687,401
    34,900     MSC.Software Corp. *                                                                       280,596
     3,000     Transaction Systems Architects, Inc., Class A *                                             55,755

                                                                                                  ---------------
                                                                                                        2,734,797
               COMPUTERS/COMPUTER HARDWARE -- 1.5%
    10,200     Imation Corp.                                                                              363,018
    10,175     Zebra Technologies Corp., Class A *                                                        620,777

                                                                                                  ---------------
                                                                                                          983,795
               CONSUMER PRODUCTS -- 5.4%
    24,100     Church & Dwight Co., Inc.                                                                  676,246
    24,750     Fossil, Inc. *                                                                             765,765
    22,500     Jarden Corp. *                                                                             821,025
     9,600     The Scotts Co., Class A *                                                                  615,840
     9,400     Toro Co.                                                                                   642,020

                                                                                                  ---------------
                                                                                                        3,520,896
               CONSUMER SERVICES -- 0.7%
    11,800     Regis Corp.                                                                                474,596

               DISTRIBUTION -- 1.1%
    23,600     Watsco, Inc.                                                                               708,708

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.8%
    19,700     Ametek, Inc.                                                                               597,304
     8,500     Brady Corp., Class A                                                                       414,545
    37,000     Paxar Corp. *                                                                              839,160

                                                                                                  ---------------
                                                                                                        1,851,009

               ENTERTAINMENT/LEISURE -- 2.0%
    18,100     Argosy Gaming Co. *                                                                        709,520
    20,300     Boyd Gaming Corp.                                                                          571,445

                                                                                                  ---------------
                                                                                                        1,280,965
               ENVIRONMENTAL SERVICES -- 1.1%
    23,587     Waste Connections, Inc. *                                                                  747,236

               FINANCIAL SERVICES -- 1.0%
    11,650     Affiliated Managers Group, Inc. *                                                          623,741

               HEALTH CARE/HEALTH CARE SERVICES -- 10.7%
    15,200     Advanced Medical Optics, Inc. *                                                            601,464
     8,900     AMERIGROUP Corp. *                                                                         500,625
    14,100     Cooper Companies, Inc.                                                                     966,555
     8,900     Datascope Corp.                                                                            331,970
     7,400     Idexx Laboratories, Inc. *                                                                 375,476
    15,900     Invacare Corp.                                                                             731,400
    23,700     Kindred Healthcare, Inc. *                                                                 578,280
     9,400     Ocular Sciences, Inc. *                                                                    450,918
    66,600     PSS World Medical, Inc. *                                                                  668,664
     5,000     Respironics, Inc. *                                                                        267,200
    19,100     Sierra Health Services, Inc. *                                                             915,463
    19,400     Sybron Dental Specialties, Inc. *                                                          575,986

                                                                                                  ---------------
                                                                                                        6,964,001
               HOTELS/OTHER LODGING -- 0.5%
    39,900     La Quinta Corp. *                                                                          311,220

               INSURANCE -- 2.2%
    13,500     Hilb, Rogal & Hamilton Co.                                                                 488,970
     6,100     Philadelphia Consolidated Holding Corp. *                                                  336,232
    20,700     Platinum Underwriters Holdings LTD (Bermuda)                                               606,096

                                                                                                  ---------------
                                                                                                        1,431,298
               MACHINERY & ENGINEERING EQUIPMENT -- 4.4%
    20,885     IDEX Corp.                                                                                 709,254
     7,000     Kennametal, Inc.                                                                           316,050
    15,530     Regal-Beloit Corp.                                                                         375,671
    18,200     The Manitowoc Co., Inc.                                                                    645,372
    13,500     UNOVA, Inc. *                                                                              189,675
    33,400     Wabtec Corp.                                                                               624,246

                                                                                                  ---------------
                                                                                                        2,860,268

               MANUFACTURING -- 3.3%
    21,784     Actuant Corp., Class A *                                                                   897,719
    14,700     AptarGroup, Inc.                                                                           646,359
    20,500     Kaydon Corp.                                                                               589,785

                                                                                                  ---------------
                                                                                                        2,133,863
               METALS/MINING -- 3.3%
     8,400     Century Aluminum Co. *                                                                     232,932
    13,100     Cleveland-Cliffs, Inc. *                                                                 1,059,397
    21,400     Commercial Metals Co.                                                                      850,008

                                                                                                  ---------------
                                                                                                        2,142,337
               MULTI-MEDIA -- 0.7%
    24,000     Emmis Communications Corp., Class A *                                                      433,440

               OIL & GAS -- 6.8%
    16,100     FMC Technologies, Inc. *                                                                   537,740
    12,200     Maverick Tube Corp. *                                                                      375,882
    15,250     Patina Oil & Gas Corp.                                                                     450,943
    32,100     Plains Exploration & Production Co. *                                                      765,906
    19,700     Southwestern Energy Co. *                                                                  827,203
    16,600     St. Mary Land & Exploration Co.                                                            660,846

    18,700     Swift Energy Co. *                                                                         448,052
    12,200     Varco International, Inc. *                                                                327,204

                                                                                                  ---------------
                                                                                                        4,393,776
               PAPER/FOREST PRODUCTS -- 0.5%
    20,500     Wausau-Mosinee Paper Corp.                                                                 341,325

               PHARMACEUTICALS -- 1.1%
     6,600     Cephalon, Inc. *                                                                           316,140
     2,125     La Jolla Pharmaceutical Co. (PIPE), # *                                                      6,481
    17,380     Medicines Co. *                                                                            419,553

                                                                                                  ---------------
                                                                                                          742,174
               REAL ESTATE -- 1.0%
    19,500     Jones Lang LaSalle, Inc. *                                                                 643,695

               REAL ESTATE INVESTMENT TRUST -- 0.9%
     9,100     Alexandria Real Estate Equities, Inc.                                                      598,052

               RESTAURANTS/FOOD SERVICES -- 2.6%
    10,200     Applebee's International, Inc.                                                             257,856
    28,000     Lone Star Steakhouse & Saloon                                                              723,240
    12,400     Luby's, Inc. *                                                                              81,840
    21,600     Papa John's International, Inc. *                                                          662,688

                                                                                                  ---------------
                                                                                                        1,725,624
               RETAILING -- 4.0%
    23,350     AnnTaylor Stores Corp. *                                                                   546,390
     9,800     Chico's FAS, Inc. *                                                                        335,160
    14,200     Genesco, Inc. *                                                                            334,410
    16,300     Men's Wearhouse, Inc. *                                                                    473,515
    17,045     School Specialty, Inc. *                                                                   671,743
     8,800     The Finish Line, Inc., Class A                                                             272,096

                                                                                                  ---------------
                                                                                                        2,633,314
               SEMI-CONDUCTORS -- 2.5%
    36,500     ANADIGICS, Inc. *                                                                          123,005
    31,000     Axcelis Technologies, Inc. *                                                               256,680
     6,200     Cymer, Inc. *                                                                              177,692
    28,500     FSI International, Inc. *                                                                  119,130
     8,100     International Rectifier Corp. *                                                            277,830
    14,200     Standard Microsystems Corp. *                                                              248,642
    13,720     Varian Semiconductor Equipment Associates, Inc. *                                          423,948

                                                                                                  ---------------
                                                                                                        1,626,927
               SHIPPING/TRANSPORTATION -- 1.1%
    12,200     UTI Worldwide, Inc. (Virgin Islands)                                                       717,482

               TELECOMMUNICATIONS EQUIPMENT -- 1.0%
    19,800     CommScope, Inc. *                                                                          427,680
    11,300     Inter-Tel, Inc.                                                                            244,306

                                                                                                  ---------------
                                                                                                          671,986
               TRANSPORTATION -- 3.7%
    16,250     Arkansas Best Corp.                                                                        595,075

    25,800     EGL, Inc. *                                                                                780,708
    17,800     Landstar System, Inc. *                                                                  1,044,504

                                                                                                  ---------------
                                                                                                        2,420,287
               UTILITIES -- 2.0%
     9,600     American States Water Co.                                                                  239,040
    18,650     Aqua America, Inc.                                                                         412,352
    10,500     Atmos Energy Corp.                                                                         264,495
     8,800     New Jersey Resources Corp.                                                                 364,320

                                                                                                  ---------------
                                                                                                        1,280,207

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                     63,597,033
               (Cost $49,676,743)
               --------------------------------------------------------------------------------------------------

               SHORT- TERM INVESTMENT - 5.3%

               MONEY MARKET FUND -- 5.3%
 3,424,124     JPMorgan Prime Money Market Fund (a)                                                     3,424,124
               (Cost $3,424,124)

-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 102.8%                                                        $    67,021,157
               (COST $53,100,867)
               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%                                          (1,846,431)

               NET ASSETS - 100.0%                                                                     65,174,726
-----------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $65,174,726.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                      GROSS              GROSS        NET UNREALIZED
  AGGREGATE         UNREALIZED         UNREALIZED      APPRECIATION
    COST           APPRECIATION       DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------
$  53,100,867    $    15,300,145     $   (1,379,855)   $ 13,920,290

ABBREVIATIONS:

*    - Non-income producing security.
#    - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(a) - Affliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

PIPE - Private investment in a public entity.

FOR A DESCRIPTION OF THE PORTFOLIO'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE PORTFOLIO'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                     JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
           LONG - TERM INVESTMENTS - 105.3%

               COMMON STOCKS -- 105.3%
               AUSTRALIA -- 2.1%
    49,050     BHP Billiton LTD (f)                                                               $       507,562
    50,410     News Corp., LTD (f)                                                                        414,432
    22,280     Woodside Petroleum LTD (f)                                                                 316,050

                                                                                                  ---------------
                                                                                                        1,238,044
               BELGIUM -- 2.0%
    37,620     Dexia (f)                                                                                  704,394
    20,330     Fortis * (f)                                                                               484,859

                                                                                                  ---------------
                                                                                                        1,189,253
               BRAZIL -- 1.2%
    30,537     Cia Vale do Rio Doce, ADR                                                                  686,167

               FINLAND -- 1.1%
    46,381     Nokia OYJ (f)                                                                              637,888

               FRANCE -- 12.7%
    35,377     AXA (f)                                                                                    717,549
    14,588     BNP Paribas (f)                                                                            944,475
    18,590     Compagnie de Saint-Gobain (f)                                                              956,278
    10,270     Dassault Systemes SA (f)                                                                   480,031
    17,912     Imerys SA (f)                                                                            1,195,675
     6,605     Lafarge SA (f)                                                                             577,090
    12,504     Total SA (f)                                                                             2,553,773

                                                                                                  ---------------
                                                                                                        7,424,871
               GERMANY -- 5.2%
     7,950     BASF AG (f)                                                                                467,674
    17,954     Bayerische Motoren Werke AG (f)                                                            739,944
    26,450     Deutsche Post AG (f)                                                                       513,425
     9,133     Schering AG (f)                                                                            574,183
    10,670     Siemens AG (f)                                                                             784,423

                                                                                                  ---------------
                                                                                                        3,079,649
               HONG KONG -- 0.9%
    41,000     Cheung Kong Holdings LTD (f)                                                               350,900
    29,500     CLP Holdings LTD (f)                                                                       168,693

                                                                                                  ---------------
                                                                                                          519,593
               IRELAND -- 0.8%
    33,620     Bank of Ireland (f)                                                                        452,651

               ITALY -- 4.4%
    88,874     ENI-Ente Nazionale Idrocarburi SPA (f)                                                   1,994,679
   253,649     Telecom Italia SPA                                                                         582,821

                                                                                                  ---------------
                                                                                                        2,577,500
               JAPAN -- 19.4%
    21,000     Canon, Inc. (f)                                                                            987,492
    24,600     Chugai Pharmaceutical Co., LTD (f)                                                         354,571
     9,000     Credit Saison Co., LTD (f)                                                                 277,585
    23,000     Daikin Industries LTD (f)                                                                  556,977
     7,600     Fanuc LTD (f)                                                                              400,857
     2,100     Hirose Electric Co., LTD (f)                                                               191,498
    18,700     Honda Motor Co., LTD (f)                                                                   906,967
     6,700     Hoya Corp. (f)                                                                             702,255
    20,000     Kao Corp. (f)                                                                              442,262
    26,000     Matsushita Electric Industrial Co., LTD (f)                                                347,564
    45,400     Mitsubishi Corp. (f)                                                                       490,675
        87     Mitsubishi Tokyo Financial Group, Inc. (f)                                                 723,603
    89,000     Nikko Cordial Corp. (f)                                                                    360,698
     3,900     Nintendo Co., LTD (f)                                                                      476,820
        87     Nippon Telegraph & Telephone Corp. (f)                                                     346,765
        48     Nippon Unipac Holding (f)                                                                  210,691
     9,300     Nitto Denko Corp. (f)                                                                      428,090
    10,500     Secom Co., LTD (f)                                                                         364,867
    20,000     Sharp Corp. (f)                                                                            275,152
    16,400     Shin-Etsu Chemical Co., LTD (f)                                                            589,798
     4,000     SMC Corp. (f)                                                                              383,047
    74,000     Sumitomo Corp. (f)                                                                         551,284
     4,440     Takefuji Corp. (f)                                                                         283,286
    22,800     Yamanouchi Pharmaceutical Co., LTD (f)                                                     737,753

                                                                                                  ---------------
                                                                                                       11,390,557
               MEXICO -- 0.7%
     9,700     Fomento Economico Mexicano SA de CV, ADR                                                   428,546

               RUSSIA -- 0.2%
     8,000     YUKOS, ADR                                                                                 128,320

               SOUTH KOREA -- 5.7%
    12,550     POSCO, ADR                                                                                 475,018
     1,910     Samsung Electronics Co., LTD (f)                                                           758,813
   107,702     SK Telecom Co., LTD, ADR                                                                 2,094,804

                                                                                                  ---------------
                                                                                                        3,328,635
               SPAIN -- 2.4%
    16,940     Altadis SA (f)                                                                             577,806
    14,790     Banco Popular Espanol (f)                                                                  823,387

                                                                                                  ---------------
                                                                                                        1,401,193
               SWEDEN -- 1.0%
   183,000     Telefonaktiebolaget LM Ericsson, B Shares * (f)                                            571,069

               SWITZERLAND -- 10.7%
    12,100     Adecco SA (f)                                                                              601,524
    15,185     Holcim LTD (f)                                                                             802,427

     3,720     Nestle SA (f)                                                                              853,896
    25,652     Novartis AG (f)                                                                          1,197,338
     9,699     Roche Holding AG (f)                                                                     1,004,637
    17,500     UBS AG (f)                                                                               1,233,209
     4,018     Zurich Financial Services AG * (f)                                                         574,205

                                                                                                  ---------------
                                                                                                        6,267,236
               THE NETHERLANDS -- 4.6%
    35,120     ABN AMRO Holding NV (f)                                                                    799,713
    20,439     ING Groep NV (f)                                                                           516,871

    23,625     Koninklijke Philips Electronics NV (f)                                                     542,076
    33,810     Reed Elsevier NV (f)                                                                       435,767
    25,324     Wolters Kluwer NV (f)                                                                      427,355

                                                                                                  ---------------
                                                                                                        2,721,782
               UNITED KINGDOM -- 30.2%
    62,720     Allied Domecq PLC (f)                                                                      532,592
   111,227     Barclays PLC (f)                                                                         1,065,010
   117,650     BG Group PLC (f)                                                                           790,105
   108,345     Centrica PLC (f)                                                                           492,872
    49,640     Compass Group PLC (f)                                                                      198,358
    47,520     GKN PLC (f)                                                                                184,803
    77,155     GlaxoSmithKline PLC (f)                                                                  1,664,545
   207,200     HSBC Holdings PLC (Hong Kong Registered
               Shares) (f)                                                                              3,307,213
    47,930     Intercontinental Hotels Group PLC (f)                                                      546,104

   110,490     Kingfisher PLC (f)                                                                         616,910
   273,787     Morrison (WM.) Supermarkets PLC (f)                                                        953,863

    63,820     National Grid Transco PLC (f)                                                              539,663
    27,087     Reckitt Benckiser PLC (f)                                                                  664,057

    26,019     Royal Bank of Scotland Group PLC (f)                                                       751,743
    35,600     Schroders PLC (f)                                                                          399,331
    27,510     Standard Chartered PLC (f)                                                                 472,411
   217,403     Tesco PLC (f)                                                                            1,122,890
    40,270     The British Land Co., PLC (f)                                                              542,600
   830,790     Vodafone Group PLC (f)                                                                   1,992,390
    52,140     Wolseley PLC (f)                                                                           891,123

                                                                                                  ---------------
                                                                                                       17,728,583

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                     61,771,537
               (Cost $53,547,048)

               --------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS-- 105.3%                                                         $    61,771,537
               (COST $53,547,048)

               LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%                                     $    (3,107,389)


               NET ASSETS - 100.0%                                                                $    58,664,148
-----------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $58,664,148

SUMMARY OF INVESTMENTS BY INDUSTRY, SEPTEMBER 30, 2004

INDUSTRY                                             % OF NET ASSETS
--------------------------------------------------------------------
Banking                                                         19.2%
Telecommunications                                              10.6
Oil & Gas                                                        9.9
Pharmaceuticals                                                  9.4
Construction Materials                                           7.0
Electronics/Electrical Equipment                                 5.6
Retailing                                                        4.6
Food/Beverage Products                                           3.4
Distribution                                                     3.3
Automotive                                                       3.1
Insurance                                                        3.1
Financial Services                                               3.1
Consumer Products                                                2.9
Chemicals                                                        2.5
Multi-Media                                                      2.3
Utilities                                                        2.1
Metals/Mining                                                    2.0
Office/Business Equipment                                        1.7
Real Estate                                                      1.5
Diversified                                                      1.3
Manufacturing                                                    1.2
Business Services                                                1.0
Other (less than 1%)                                             4.5
--------------------------------------------------------------------
                                                               105.3%
--------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                      GROSS              GROSS        NET UNREALIZED
  AGGREGATE         UNREALIZED         UNREALIZED      APPRECIATION
    COST           APPRECIATION       DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------
$ 53,547,048     $    9,211,965      $   (987,476)     $  8,224,489

ABBREVIATIONS:

*         -    Non-income producing security.
ADR       -    American Depositary Receipt.
(f)       -    Fair valued investment. The following are apporximately the market value and percentage of the investments that are fair valued.

                      MARKET VALUE                  PERCENTAGE
                      ------------                  ----------
                      $ 57,375,861                     92.9%

FOR A DESCRIPTION OF THE PORTFOLIO'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE PORTFOLIO'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                        JPMORGAN MID CAP VALUE PORTFOLIO

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

 SHARES        ISSUER                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
 LONG - TERM INVESTMENTS - 97.0%

               COMMON STOCKS -- 97.0%
               AEROSPACE -- 0.9%

    15,800     United Defense Industries, Inc. *                                                  $       631,842

               AGRICULTURAL PRODUCTION/SERVICES -- 0.6%
     9,800     Bunge LTD (Bermuda)                                                                        391,804

               APPAREL -- 3.6%
    21,100     Columbia Sportswear Co. *                                                                1,149,950
    27,700     VF Corp.                                                                                 1,369,765

                                                                                                  ---------------
                                                                                                        2,519,715
               AUTOMOTIVE -- 1.5%
    12,900     BorgWarner, Inc.                                                                           558,441
    12,000     Genuine Parts Co.                                                                          460,560

                                                                                                  ---------------
                                                                                                        1,019,001
               BANKING -- 9.0%
     9,300     Cullen/Frost Bankers, Inc.                                                                 432,171
    18,000     M&T Bank Corp.                                                                           1,722,600
    32,100     North Fork Bancorporation, Inc.                                                          1,426,845
    10,700     Northern Trust Corp.                                                                       436,560
    10,600     TCF Financial Corp.                                                                        321,074
     9,500     Webster Financial Corp.                                                                    469,205
    41,200     Wilmington Trust Corp.                                                                   1,491,852

                                                                                                  ---------------
                                                                                                        6,300,307
               BUSINESS SERVICES -- 3.6%
     9,900     Affiliated Computer Services, Inc., Class A *                                              551,133
    19,000     Deluxe Corp.                                                                               779,380
    22,000     IMS Health, Inc.                                                                           526,240
    32,600     Interactive Data Corp. *                                                                   613,532

                                                                                                  ---------------
                                                                                                        2,470,285

               CHEMICALS -- 3.5%
    10,600     Albemarle Corp.                                                                            371,954
     7,700     Ashland, Inc.                                                                              431,816
    18,500     Sigma-Aldrich Corp.                                                                      1,073,000
    12,700     The Sherwin-Williams Co.                                                                   558,292

                                                                                                  ---------------
                                                                                                        2,435,062
               COMPUTER SOFTWARE -- 0.7%
    19,300     Computer Associates International, Inc.                                                    507,590

               COMPUTERS/COMPUTER HARDWARE -- 1.1%
     7,300     Lexmark International, Inc., Class A *                                                     613,273
     2,900     NCR Corp. *                                                                                143,811

                                                                                                  ---------------

                                                                                                          757,084

               CONSTRUCTION MATERIALS -- 2.4%
    19,950     Florida Rock Industries, Inc.                                                              977,351
    14,300     Vulcan Materials Co.                                                                       728,585

                                                                                                  ---------------
                                                                                                        1,705,936
               CONSUMER PRODUCTS -- 1.2%
    11,700     Fortune Brands, Inc.                                                                       866,853

               ENVIRONMENTAL SERVICES -- 1.5%
    36,100     Republic Services, Inc.                                                                  1,074,336

               FINANCIAL SERVICES -- 4.3%
    16,400     Golden West Financial Corp.                                                              1,819,580
    13,550     Legg Mason, Inc.                                                                           721,809
     9,500     T. Rowe Price Group, Inc.                                                                  483,930

                                                                                                  ---------------
                                                                                                        3,025,319
               FOOD/BEVERAGE PRODUCTS -- 3.9%
     8,700     Brown-Forman Corp., Class B                                                                398,460
    11,900     Constellation Brands, Inc., Class A *                                                      452,914
    18,350     Dean Foods Co. *                                                                           550,867
    27,400     Hormel Foods Corp.                                                                         733,772
    13,800     The J.M. Smucker Co.                                                                       612,858

                                                                                                  ---------------
                                                                                                        2,748,871
               HEALTH CARE/HEALTH CARE SERVICES -- 2.8%
    11,600     Coventry Health Care, Inc. *                                                               619,092
    21,100     Lincare Holdings, Inc. *                                                                   626,881
     5,400     Quest Diagnostics, Inc.                                                                    476,388
     6,500     Renal Care Group, Inc. *                                                                   209,495

                                                                                                  ---------------
                                                                                                        1,931,856
               INSURANCE -- 12.0%
    61,500     Assurant, Inc.                                                                           1,598,999
    21,065     Cincinnati Financial Corp.                                                                 868,299
    30,900     IPC Holdings LTD (Bermuda)                                                               1,174,509
    14,700     MGIC Investment Corp.                                                                      978,285
    53,550     Old Republic International Corp.                                                         1,340,357
     8,900     PartnerRe LTD (Bermuda)                                                                    486,741
    19,800     Principal Financial Group, Inc.                                                            712,206
     9,100     SAFECO Corp.                                                                               415,415
    20,700     Willis Group Holdings LTD (United Kingdom)                                                 774,180

                                                                                                  ---------------
                                                                                                        8,348,991
               MACHINERY & ENGINEERING EQUIPMENT -- 0.0%^
       694     IDEX Corp.                                                                                  23,568

               MANUFACTURING -- 4.0%
    13,100     Carlisle Companies, Inc.                                                                   837,483
    12,600     Cooper Industries LTD, Class A                                                             743,400
    28,300     Crane Co.                                                                                  818,436
     8,400     Harsco Corp.                                                                               377,160

                                                                                                  ---------------
                                                                                                        2,776,479

               MULTI-MEDIA -- 3.8%
    12,200     Dex Media, Inc. *                                                                          258,274
    14,500     Gannett Co., Inc.                                                                        1,214,520
     5,700     Knight Ridder, Inc.                                                                        373,065
    17,000     The E.W. Scripps Co., Class A                                                              812,260

                                                                                                  ---------------
                                                                                                        2,658,119
               OIL & GAS -- 5.8%
    25,100     Burlington Resources, Inc.                                                               1,024,080
    20,400     Devon Energy Corp.                                                                       1,448,604
     5,400     Energen Corp.                                                                              278,370
     6,400     Equitable Resources, Inc.                                                                  347,584
    24,900     Premcor, Inc. *                                                                            958,650

                                                                                                  ---------------
                                                                                                        4,057,288
               PACKAGING -- 1.1%
     2,700     Ball Corp.                                                                                 101,061
    29,200     Pactiv Corp. *                                                                             678,900

                                                                                                  ---------------
                                                                                                          779,961
               PAPER/FOREST PRODUCTS -- 1.5%
    16,000     Plum Creek Timber Co., Inc.                                                                560,480
    11,387     Rayonier, Inc.                                                                             515,148

                                                                                                  ---------------
                                                                                                        1,075,628
               PHARMACEUTICALS -- 0.7%
    23,200     NBTY, Inc. *                                                                               500,192

               PIPELINES -- 2.2%
    24,400     Kinder Morgan, Inc.                                                                      1,532,808

               REAL ESTATE -- 2.2%
    24,000     Brookfield Properties Corp. (Canada)                                                       774,240
    12,000     LNR Property Corp.                                                                         742,920

                                                                                                  ---------------
                                                                                                        1,517,160
               REAL ESTATE INVESTMENT TRUST -- 2.0%
    10,200     Kimco Realty Corp.                                                                         523,260
    12,700     PS Business Parks, Inc.                                                                    506,095
     7,600     Public Storage, Inc.                                                                       376,580

                                                                                                  ---------------
                                                                                                        1,405,935
               RESTAURANTS/FOOD SERVICES -- 2.3%
    22,600     Applebee's International, Inc.                                                             571,328
    25,200     Outback Steakhouse, Inc.                                                                 1,046,556

                                                                                                  ---------------
                                                                                                        1,617,884
               RETAILING -- 8.2%
    40,400     Autonation, Inc. *                                                                         690,032
    22,000     AutoZone, Inc. *                                                                         1,699,500
    41,800     Family Dollar Stores, Inc.                                                               1,132,780
    11,900     The May Department Stores Co.                                                              304,997
    47,300     The TJX Companies, Inc.                                                                  1,042,492
     8,200     Tiffany & Co.                                                                              252,068
    18,500     Tuesday Morning Corp. *                                                                    572,020

                                                                                                  ---------------
                                                                                                        5,693,889

               TELECOMMUNICATIONS -- 4.8%
    22,900     Alltel Corp.                                                                             1,257,439
    42,000     CenturyTel, Inc.                                                                         1,438,080
     7,800     Telephone & Data Systems, Inc.                                                             656,526

                                                                                                  ---------------
                                                                                                        3,352,045
               TEXTILES -- 1.4%
    12,300     Mohawk Industries, Inc. *                                                                  976,497

               UTILITIES -- 4.4%
    13,100     Dominion Resources, Inc.                                                                   854,775
    18,500     Energy East Corp.                                                                          465,830
    19,800     SCANA Corp.                                                                                739,332
    20,900     Sempra Energy                                                                              756,371
    13,600     Westar Energy, Inc.                                                                        274,720

                                                                                                  ---------------
                                                                                                        3,091,028
               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                     67,793,333
               (Cost $60,669,002)
-----------------------------------------------------------------------------------------------------------------
               SHORT- TERM INVESTMENT - 7.1%

               MONEY MARKET FUND - 7.1%
 4,947,224     JPMorgan Prime Money Market Fund (a)                                                     4,947,224
              (Cost $4,947,224)
-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 104.1%                                                     $       72,740,557
               (COST $65,616,226)
               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%                                          (2,893,000)

               NET ASSETS - 100.0%                                                                     69,847,557
-----------------------------------------------------------------------------------------------------------------

             Percentages indicated are based on net assets of $69,847,557.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                      GROSS             GROSS         NET UNREALIZED
     AGGREGATE      UNREALIZED        UNREALIZED       APPRECIATION
       COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------
$   65,616,226    $   7,414,256     $    (289,925)    $    7,124,331


ABBREVIATIONS:

*   - Non-income producing security.
^   - Amount rounds to less than 0.1%
(a) - Affliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE PORTFOLIO'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE PORTFOLIO'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the Portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report,that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        J.P. Morgan Series Trust II
            -------------------------------------------------------

By (Signature and Title)            /s/ Stephanie J. Dorsey
                        -------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date                                November 19, 2004
    ---------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Stephanie J. Dorsey
                        -------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date                                November 19, 2004
    ---------------------------------------------------------------

By (Signature and Title)            /s/ George C.W. Gatch
                        -------------------------------------------
                                    George C.W. Gatch, President

Date                                November 23, 2004
    ---------------------------------------------------------------
(ATTACH SECTION 302 CERTIFICATION (SEC 302- JPMSTII) AS EDGAR EX-99.CERT EXHIBIT DOCUMENT TO FORM N-Q)